Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000242775 [Member] | Thirty One To 90 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000242775 [Member] | Ninety One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000242775 [Member] | One To 7 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000242775 [Member] | One Hundred Eighty One Days Or More [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000242775 [Member] | Eight To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000242775 [Member] | U S Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.40%
C000259499 [Member] | Thirty One To 90 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000259499 [Member] | Ninety One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000259499 [Member] | One To 7 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000259499 [Member] | One Hundred Eighty One Days Or More [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000259499 [Member] | Eight To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000259499 [Member] | U S Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.40%
C000026172 [Member] | Thirty One To 90 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000026172 [Member] | Ninety One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000026172 [Member] | One To 7 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000026172 [Member] | One Hundred Eighty One Days Or More [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000026172 [Member] | Eight To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000026172 [Member] | U S Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.40%
C000242772 [Member] | Thirty One To 90 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000242772 [Member] | Ninety One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000242772 [Member] | One To 7 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000242772 [Member] | One Hundred Eighty One Days Or More [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000242772 [Member] | Eight To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000242772 [Member] | U S Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.40%
C000242773 [Member] | Thirty One To 90 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000242773 [Member] | Ninety One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000242773 [Member] | One To 7 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000242773 [Member] | One Hundred Eighty One Days Or More [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000242773 [Member] | Eight To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000242773 [Member] | U S Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.40%
C000026171 [Member] | Thirty One To 90 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000026171 [Member] | Ninety One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000026171 [Member] | One To 7 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000026171 [Member] | One Hundred Eighty One Days Or More [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000026171 [Member] | Eight To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000026171 [Member] | U S Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.40%
C000242774 [Member] | Thirty One To 90 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000242774 [Member] | Ninety One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000242774 [Member] | One To 7 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000242774 [Member] | One Hundred Eighty One Days Or More [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000242774 [Member] | Eight To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000242774 [Member] | U S Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.40%